GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement Dated July 13, 2023
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
CBS Corporation

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio (“the Fund”) will change its name to the Lazard Retirement US Small Cap Equity Select Portfolio. The row for the Fund in Appendix A will hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Small Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP210

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement Dated July 12, 2023
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
Executive Group Plans

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio (“the Fund”) will change its name to the Lazard Retirement US Small Cap Equity Select Portfolio. The row for the Fund in Appendix A will hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Small Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP211

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement Dated July 13, 2023
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
Ingersoll Rand

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio (“the Fund”) will change its name to the Lazard Retirement US Small Cap Equity Select Portfolio. The row for the Fund in Appendix A will hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Small Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP212

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement Dated July 13, 2023
to Prospectus Dated May 1, 2023
for Group Variable Universal Life Insurance

Special Features of the Group Contract For
Yellow Roadway

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio (“the Fund”) will change its name to the Lazard Retirement US Small Cap Equity Select Portfolio. The row for the Fund in Appendix A will hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Small Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP213

GROUP VARIABLE UNIVERSAL LIFE INSURANCE
The Prudential Variable Contract Account GI-2
The Prudential Insurance Company of America

Supplement dated July 13, 2023,
to Prospectus dated May 1, 2023
for Group Variable Universal Life Insurance

This supplement should be read and retained with the current prospectus for your group variable universal life insurance Contract. This supplement is intended to update certain information in the prospectus for your group variable universal life insurance Contract. If you would like another copy of the current prospectus, please contact us at (800) 562-9874.

Effective on or about September 1, 2023, the Lazard Retirement US Small-Mid Cap Equity Portfolio (“the Fund”) will change its name to the Lazard Retirement US Small Cap Equity Select Portfolio. The row for the Fund in Appendix A will hereby deleted and replaced with the following:

Type	Fund - Investment Manager(s) / Subadviser(s)	Current Expense	Average Annual Total Returns As Of 12/31/2022
			1 year	5 year	10 year
Small Blend	Lazard Retirement US Small Cap Equity Select Portfolio (Service) - Lazard Asset Management LLC	1.15%^	(15.52)%	4.04%	8.94%
^The Fund’s annual current expense reflects temporary fee reductions.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
GVULSUP214